FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the partnership looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatilities as applicable. Financial instruments classified as fair value through profit or loss are carried at fair value on the consolidated statements of financial position and changes in fair values are recognized in profit or loss.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2017:

(US$ MILLIONS)	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,106	$1,106
Accounts receivable, net (current and non-current) (1)	50	—	4,312	4,362
Other assets (current and non-current) (2)	—	—	195	195
Financial assets (current and non-current) (3)	116	429	239	784
Total	$166	$429	$5,852	$6,447
Financial liabilities
Accounts payable and other (4)	$159	—	$3,766	$3,925
Borrowings (current and non-current)	—	—	3,265	3,265
Total	$159	$—	$7,031	$7,190
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $314 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $1,713 million.

Included in cash and cash equivalents as at December 31, 2017 is $556 million of cash (2016: $519 million) and $550 million of cash equivalents (2016: $531 million) which includes $384 million on deposit with Brookfield (2016: $519 million), as described in Note 24.
The fair value of all financial assets and liabilities as at December 31, 2017 were consistent with carrying value with the exception of the borrowings at one of our industrial operations, where fair value determined using Level 1 inputs was $195 million (2016: $204 million) versus a book value of $227 million (2016: $221 million), and the promissory note receivable from Teekay Offshore Partners L.P. ("Teekay Offshore"), where fair value was $88 million versus a book value of $70 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2016:

(US$ MILLIONS)	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,050	$1,050
Accounts receivable, net (current and non-current) (1)	42	—	1,755	1,797
Other assets (current and non-current) (2)	—	—	309	309
Financial assets (current and non-current) (3)	34	432	73	539
Total	$76	$432	$3,187	$3,695
Financial liabilities
Accounts payable and other (4)	$32	—	$2,222	$2,254
Borrowings (current and non-current)	—	—	1,551	1,551
Total	$32	$—	$3,773	$3,805
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $109 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Excludes provisions and decommissioning liabilities of $203 million.

(a)	Hedging activities
The partnership uses foreign exchange contracts and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2017, unrealized pre-tax net losses of $64 million (2016: net gain of $9 million, 2015: net gain of $23 million) were recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2017, there was an unrealized derivative asset balance of $5 million (2016: $21 million) and derivative liability balance of $27 million (2016: $1 million) relating to derivative contracts designated as net investment hedges.
The partnership uses commodity swap contracts to hedge the sale price of its gas contracts and foreign exchange contracts to hedge highly probable future transactions. A number of these contracts are designated as cash flow hedges. For the year ended December 31, 2017, unrealized pre-tax net gains of $40 million (2016: $12 million, 2015: $nil) were recorded in other comprehensive income for the effective portion of cash flow hedges. As at December 31, 2017, there was an unrealized derivative asset balance of $29 million (2016: $nil) and derivative liability balance of $nil (2016: $12 million) relating to the derivative contracts designated as cash flow hedges.
Other derivative instruments are measured at fair value, with changes in fair value recognized in the consolidated statements of operating results.

(b)	Fair Value Hierarchical Levels — financial instruments
Level 3 assets and liabilities measured at fair value on a recurring basis include $257 million (2016: $108 million) of financial assets and $64 million (December 31, 2016: $nil) of financial liabilities, which are measured at fair value using valuation inputs based on management's best estimates.
There were no transfers between levels during the year ended December 31, 2017. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2017 and 2016:

	2017			2016
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$207	$—	$—	$192	$—	$—
Corporate bonds	—	—	—	143	—	—
Accounts receivable	—	50	—	—	42	—
Loans and notes receivable	—	—	1	—	—	8
Derivative assets	15	66	34	—	23	9
Other financial assets	—	—	222	—	—	91
	$222	$116	$257	$335	$65	$108
Financial liabilities
Derivative liabilities	$30	$65	$—	$—	$32	$—
Other financial liabilities	—	—	64	—	—	—
	$30	$65	$64	$—	$32	$—
As part of the investment in Teekay Offshore, the partnership acquired warrants that are recorded as Level 3 derivative assets. On initial recognition, the transaction price differed from the fair value of the warrants, resulting in a deferred gain of $11 million. The deferred gain will be recognized in the consolidated statement of operating results when the warrants are settled.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS) Type of asset/liability	Carrying value December 31, 2017	Valuation technique(s) and key input(s)
Derivative assets	$66
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange and commodity derivatives, observable forward exchange rates and commodity prices, respectively, at the end of the reporting period.

Derivative liabilities	$65
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange and commodity derivatives, observable forward exchange rates and commodity prices, respectively, at the end of the reporting period.

Accounts receivable	$50
Accounts receivable represents amounts due from customers for sales of metals concentrate subject to provisional pricing, which was fair valued using forward metal prices and foreign exchange rates applicable for the month of final settlement.

Fair values determined using valuation models (Level 3 financial assets and liabilities) require the use of unobservable inputs, including assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those unobservable inputs, the partnership uses observable external market inputs such as interest rate yield curves, currency rates, and price and rate volatilities, as applicable, to develop assumptions regarding those unobservable inputs.

The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement Level 3 financial instruments:

(US$ MILLIONS) Type of asset/liability	Carrying value December 31, 2017	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Loans and notes receivables	$1	Expected present value	Forecasted revenue growth	Increases (decreases) in revenue growth increase (decrease) fair value
Derivative assets	$34	Black-Scholes model	Volatility	Increases (decreases) in volatility increase (decrease) fair value
Other financial assets - secured debentures	$176	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial assets - available-for-sale equity instruments	$35	Private share trade comparables	Private share trades	Increases (decreases) in private share trade prices increase (decrease) fair value
Other financial assets - available-for-sale debt instruments	$11	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial liabilities	$64	Scenario-based expected present value	Forecasted EBITDA of acquired entities	Increases (decreases) in forecasted EBITDA increase (decrease) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2017 and 2016:

(US$ MILLIONS)	2017	2016
Balance at beginning of year	$108	$8
Fair value change recorded in net income	(18)	10
Fair value change recorded in other comprehensive income	11	—
Additions (1)	164	97
Disposals	(8)	(7)
Balance at end of period	$257	$108

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(1)
In 2017, $34 million of the additions relate to available-for-sale equity instruments assumed on the acquisition of Greenergy, $39 million of the additions relate to warrants acquired by the partnership as part of its investment in Teekay Offshore, and $91 million relates to a secured debenture investment in a homebuilding company. In 2016, $25 million of the additions relate to other financial assets that were received as a result of one of the partnership’s investments emerging from bankruptcy, $66 million relates to a secured debenture investment in a homebuilding company and the remaining $6 million relates to a note receivable from the sale of certain assets.

(c)	Offsetting of financial assets and liabilities
Financial assets and liabilities are offset with the net amount reported in the consolidated statements of financial position where the partnership currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. As at December 31, 2017, $21 million gross, of financial assets (2016: $20 million) and $21 million gross, of financial liabilities (2016: $11 million) were offset in the consolidated statements of financial position related to derivative financial instruments.